UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8092

Salomon Brothers Worldwide Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Salomon Brothers
Worldwide Income Fund Inc.

FORM N-Q
JANUARY 31, 2006

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited)	January 31, 2006

FACE
AMOUNT†		SECURITY(a)	VALUE

CORPORATE BONDS & NOTES — 11.4%
Chile — 0.5%
1,125,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (b)	$1,141,673

Malaysia — 0.4%
625,000		Petronas Capital Ltd., 7.875% due 5/22/22 (b)	769,738

Mexico — 5.6%
		Pemex Project Funding Master Trust:
6,750,000		9.125% due 10/13/10	7,765,875
250,000		8.000% due 11/15/11	280,125
650,000		7.375% due 12/15/14	719,225
1,100,000		10.000% due 9/15/27 (b)	1,465,750
13,000,000	MXN	Telefonos de Mexico S.A. de C.V., 8.750% due 1/31/16	1,233,777

		Total Mexico	11,464,752

Russia — 4.9%
7,900,000		Gaz Capital SA, 8.625% due 4/28/34 (b)	10,023,520

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $22,151,772)	23,399,683

SOVEREIGN BONDS — 87.9%
Argentina — 4.0%
		Republic of Argentina:
280,000		4.005% due 8/3/12 (c)	253,600
3,500,000	DEM	7.000% due 3/18/49 (d)	636,340
5,000,000	DEM	10.500% due 11/14/49 (d)	874,094
10,727,277	ARS	Discount Bonds, 5.830% due 12/31/33 (c)	4,135,786
		Medium-Term Notes:
1,800,000	EUR	7.000% due 3/18/49 (d)	640,067
2,000,000,000	ITL	7.000% due 3/18/49 (d)	364,151
1,565,000		Par Bonds, step bond to yield 8.669% due 12/31/38	551,271
		Series GDP:
29,967,661	ARS	0.000% due 12/15/35 (c)	537,975
1,700,000	EUR	0.000% due 12/15/35 (c)	141,052
1,565,000		0.000% due 12/15/35 (c)	107,985

		Total Argentina	8,242,321

Brazil — 19.2%
		Federative Republic of Brazil:
		Collective Action Securities:
12,572,000		8.000% due 1/15/18	13,744,339
2,130,000		8.750% due 2/4/25	2,438,850
		DCB, Series L:
19,898,005		5.250% due 4/15/12 (c)	19,848,259
936,774		Registered, 5.250% due 4/15/12 (c)	934,432
2,423,077		FLIRB, Series L, 5.188% due 4/15/09 (c)	2,417,019
215		MYDFA, 4.875% due 9/15/07 (b)(c)	215

		Total Brazil	39,383,114

Bulgaria — 1.7%
2,950,000		Republic of Bulgaria, 8.250% due 1/15/15 (b)	3,540,000

Chile — 1.6%
3,300,000		Republic of Chile, 5.500% due 1/15/13	3,371,087

China — 0.6%
1,250,000		People's Republic of China, 4.750% due 10/29/13	1,218,516

See Notes to Schedule of Investments.

1

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Colombia — 4.9%
	Republic of Colombia:
2,450,000	8.625% due 4/1/08	$2,625,787
1,825,000	10.750% due 1/15/13	2,298,588
2,175,000	8.125% due 5/21/24	2,430,562
675,000	10.375% due 1/28/33	923,738
1,200,000	Medium-Term Notes, 11.750% due 2/25/20	1,716,000

	Total Colombia	9,994,675

Ecuador — 1.3%
2,675,000	Republic of Ecuador, step bond to yield 10.221% due 8/15/30 (b)	2,608,125

El Salvador — 1.7%
	Republic of El Salvador:
1,460,000	7.750% due 1/24/23 (b)	1,637,025
1,665,000	8.250% due 4/10/32 (b)	1,889,775

	Total El Salvador	3,526,800

Malaysia — 2.9%
5,300,000	Federation of Malaysia, 7.500% due 7/15/11	5,907,314

Mexico — 14.2%
	United Mexican States:
2,430,000	11.375% due 9/15/16	3,587,287
9,750,000	8.125% due 12/30/19	11,943,750
	Medium-Term Notes:
3,360,000	8.300% due 8/15/31	4,253,760
	Series A:
7,010,000	6.375% due 1/16/13	7,434,105
800,000	6.625% due 3/3/15	866,600
275,000	8.000% due 9/24/22	335,913
700,000	Series XW, 10.375% due 2/17/09	805,700

	Total Mexico	29,227,115

Panama — 3.5%
	Republic of Panama:
765,000	9.625% due 2/8/11	901,553
3,600,000	7.250% due 3/15/15	3,913,200
875,000	9.375% due 4/1/29	1,138,594
1,190,000	6.700% due 1/26/36	1,187,322

	Total Panama	7,140,669

Peru — 7.1%
	Republic of Peru:
200,000	9.125% due 2/21/12	232,000
3,355,000	9.875% due 2/6/15	4,168,587
480,000	8.750% due 11/21/33	566,400
1,053,500	FLIRB, 5.000% due 3/7/17 (c)	1,011,360
	Global Bonds:
960,000	8.375% due 5/3/16	1,096,800
3,025,000	7.350% due 7/21/25	3,138,438
4,592,000	PDI, 5.000% due 3/7/17 (c)	4,465,720

	Total Peru	14,679,305

Philippines — 4.5%
	Republic of the Philippines:
250,000	9.000% due 2/15/13	279,212
3,675,000	8.250% due 1/15/14	3,939,049

See Notes to Schedule of Investments.

2

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT†	SECURITY(a)	VALUE

Philippines (continued)
300,000	9.375% due 1/18/17	$345,735
1,068,000	9.500% due 10/21/24	1,242,885
2,725,000	10.625% due 3/16/25	3,464,156

	Total Philippines	9,271,037

Poland — 1.1%
2,225,000	Republic of Poland, 5.250% due 1/15/14	2,251,422

Russia — 3.9%
	Russian Federation:
2,815,000	11.000% due 7/24/18 (b)	4,138,050
200,000	12.750% due 6/24/28 (b)	362,750
3,230,000	Step bond to yield 5.672% due 3/31/30 (b)	3,609,525

	Total Russia	8,110,325

South Africa — 1.7%
3,325,000	Republic of South Africa, 6.500% due 6/2/14	3,591,000

Turkey — 7.0%
	Republic of Turkey:
900,000	11.750% due 6/15/10	1,100,250
1,500,000	11.500% due 1/23/12	1,903,125
425,000	7.250% due 3/15/15	446,250
2,225,000	7.000% due 6/5/20	2,255,593
1,705,000	11.875% due 1/15/30	2,611,847
	Collective Action Securities:
475,000	9.500% due 1/15/14	568,219
5,420,000	7.375% due 2/5/25	5,602,925

	Total Turkey	14,488,209

Ukraine — 1.3%
2,415,000	Republic of Ukraine, 7.650% due 6/11/13 (b)	2,565,938

Uruguay — 1.3%
	Republic of Uruguay, Benchmark Bonds:
500,000	7.500% due 3/15/15	527,500
2,029,027	7.875% due 1/15/33 (e)	2,122,869

	Total Uruguay	2,650,369

Venezuela — 4.4%
	Bolivarian Republic of Venezuela:
2,575,000	5.375% due 8/7/10 (b)	2,520,925
2,000,000	5.750% due 2/26/16	1,850,000
1,350,000	7.650% due 4/21/25	1,432,688
	Collective Action Securities:
2,200,000	5.614% due 4/20/11 (b)(c)	2,179,650
445,000	10.750% due 9/19/13	556,250
475,000	Par Bonds, Series A, 6.750% due 3/31/20	476,781

	Total Venezuela	9,016,294

	TOTAL SOVEREIGN BONDS
	(Cost — $167,072,543)	180,783,635

WARRANT

WARRANTS — 0.6%
23,180	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	741,760
4,600	United Mexican States, Series XW05, Expires 11/9/06*	149,500
3,675	United Mexican States, Series XW10, Expires 10/10/06*	156,188

See Notes to Schedule of Investments.

3

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

WARRANTS		SECURITY(a)	VALUE

WARRANTS (continued)
2,800		United Mexican States, Series XW20, Expires 9/1/06*	$196,000

		TOTAL WARRANTS
		(Cost — $293,375)	1,243,448

CONTRACTS

PURCHASED OPTIONS — 0.1%
6,000,000	EUR	Argentina, Call @ $0.30, expires 8/15/06	76,589
6,000,000	EUR	Argentina, Call @ $30.00, expires 9/27/06	76,589

		TOTAL PURCHASED OPTIONS
		(Cost — $514,158)	153,178

		TOTAL INVESTMENTS — 100.0% (Cost — $190,031,848#)	$205,579,944

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All securities segregated as collateral pursuant to loan agreement and/or futures contracts.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.
(d)	Security is currently in default.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principle.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARS -	Argentine Peso
	DCB -	Debt Conversion Bond
	DEM -	German Mark
	EUR -	Euro
	FLIRB -	Front-Loaded Interest Reduction Bonds
	GDP -	Gross Domestic Product
	ITL -	Italian Lira
	MXN -	Mexican Peso
	MYDFA -	Multi-Year Depository Facility Agreement
	PDI -	Past Due Interest

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield non-U.S. and U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,629,738
Gross unrealized depreciation	(1,081,642)

Net unrealized appreciation	$15,548,096

At January 31, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis Value	Market	Unrealized
	Contracts	Date		Value	Loss

Contracts to Sell:
U.S. Treasury 10 Year Note	150	3/06	$16,260,372	$16,265,625	$(5,253)

3. Loan

At January 31, 2006, the Fund had a $10,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $10,000,000 outstanding with CHARTA, LLC (as successor by assignment to CXC, LLC) (the "Lender''), an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc. acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Worldwide Income Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 31, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: March 31, 2006